Significant Accounting Policies - Assumptions Used to Estimate Fair Value of Stock Options Granted Using Black-Scholes-Merton Option Pricing Model (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value Measurement [Line Items]
Expected term (years)	6 years 3 months
Expected volatility	50.00%	80.00%
Expected dividend yield	0.00%	0.00%
Minimum [Member]
Fair Value Measurement [Line Items]
Risk-free interest rate	1.89%	0.72%
Expected term (years)		5 years 9 months
Maximum [Member]
Fair Value Measurement [Line Items]
Risk-free interest rate	2.01%	1.43%
Expected term (years)		6 years 3 months